OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Other Intangible Assets
	Above, below market value of in-place leases	Currency translation adjustment	Total
Cost:

At January 1, 2015	$1,450	$(47)	$1,403
Additions	74	(3)	71

At December 31, 2015	1,524	(50)	1,474
Additions	-	(32)	(32)

At December 31, 2016	1,524	(82)	1,442

Accumulated depreciation:

At January 1, 2015	871	(77)	794
Depreciation charge for the year	217	(7)	210

At December 31, 2015	1,088	(84)	1,004
Depreciation charge for the year	219	(26)	193

At December 31, 2016	1,307	(110)	1,197

Other assets, net:

At December 31, 2016	217	28	245

At December 31, 2015	$436	$34	$470

Schedule of Other Intangible Assets, Amortization Expenses	Estimated amortization expenses by years are as follows:
Year	Estimated amortization expenses

2017	196
2018	38
2019	23
2020 and thereafter	(12)

$245